Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Atlas U.S. Tactical Income Fund
Entity Central Index Key	0001866278
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000229637
Shareholder Report [Line Items]
Fund Name	Atlas U.S. Tactical Income Fund
Class Name	Class A
Trading Symbol	ATLAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Atlas U.S. Tactical Income Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.atlas-am.com/investments-us-tactical-income-eng. You can also request this information by contacting us at (855) 969-8440.
Additional Information Phone Number	(855) 969-8440
Additional Information Website	https://www.atlas-am.com/investments-us-tactical-income-eng
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$234	4.66%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 234
Expense Ratio, Percent	4.66%	[1]
AssetsNet	$ 77,142,205
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 255,000
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$77,142,205
Number of Portfolio Holdings	82
Advisory Fee (net of waivers)	$255,000
Portfolio Turnover	1%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	9.0%
Corporate Bonds	33.6%
U.S. Government & Agencies	57.4%

Portfolio Weighting (% of total investments)

Table Summary
Value	Value
Health Care	0.1%
Communications	0.3%
Consumer Discretionary	0.5%
Technology	1.3%
Financials	40.4%
MBS Passthrough	57.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Ginnie Mae II Pool, 6.000%, 06/20/53	13.4%
Ginnie Mae II Pool, 5.500%, 10/20/52	9.5%
Morgan Stanley, Series F, 5.297%, 04/20/37	8.9%
Capital One Financial Corporation, 5.268%, 05/10/33	8.7%
JPMorgan Chase & Company, 5.717%, 09/14/33	7.9%
Ginnie Mae II Pool, 6.500%, 03/20/53	6.6%
Annaly Capital Management, Inc.	6.3%
AGNC Investment Corporation	5.8%
Bank of America Corporation, 3.846%, 03/08/37	5.5%
Ginnie Mae II Pool, 5.500%, 11/20/53	5.4%

C000229638
Shareholder Report [Line Items]
Fund Name	Atlas U.S. Tactical Income Fund
Class Name	Class C
Trading Symbol	ATLCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Atlas U.S. Tactical Income Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.atlas-am.com/investments-us-tactical-income-eng. You can also request this information by contacting us at (855) 969-8440.
Additional Information Phone Number	(855) 969-8440
Additional Information Website	https://www.atlas-am.com/investments-us-tactical-income-eng
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$281	5.59%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 281
Expense Ratio, Percent	5.59%	[2]
AssetsNet	$ 77,142,205
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 255,000
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$77,142,205
Number of Portfolio Holdings	82
Advisory Fee (net of waivers)	$255,000
Portfolio Turnover	1%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	9.0%
Corporate Bonds	33.6%
U.S. Government & Agencies	57.4%

Portfolio Weighting (% of total investments)

Table Summary
Value	Value
Health Care	0.1%
Communications	0.3%
Consumer Discretionary	0.5%
Technology	1.3%
Financials	40.4%
MBS Passthrough	57.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Ginnie Mae II Pool, 6.000%, 06/20/53	13.4%
Ginnie Mae II Pool, 5.500%, 10/20/52	9.5%
Morgan Stanley, Series F, 5.297%, 04/20/37	8.9%
Capital One Financial Corporation, 5.268%, 05/10/33	8.7%
JPMorgan Chase & Company, 5.717%, 09/14/33	7.9%
Ginnie Mae II Pool, 6.500%, 03/20/53	6.6%
Annaly Capital Management, Inc.	6.3%
AGNC Investment Corporation	5.8%
Bank of America Corporation, 3.846%, 03/08/37	5.5%
Ginnie Mae II Pool, 5.500%, 11/20/53	5.4%

[1]	Annualized
[2]	Annualized